Balance Sheets (USD $)	Jul. 31, 2011	Jul. 31, 2010	Jul. 31, 2009
Current assets:
Cash	$ 98	$ 2,277	$ 2,697
Prepaid expenses	1,325	6,521	1,325
Current assets attributable to discontinued operation			256,581
Total current assets	1,423	8,798	260,603
Property and equipment attributable to discontinued operation			601,801
Intangible assets attributable to discontinued operation			908,038
Total assets	1,423	8,798	1,770,442
Current liabilities:
Notes payable	840,824	813,089	70,222
Loans from related parties	35,511	499	524,021
Accounts payable and accrued expenses	124,653	30,284	8,924
Accounts payable and accrued expenses - related parties	379,237	271,533	233,794
Current liabilities attributable to discontinued operation			473,476
Total current liabilities	1,380,225	1,115,405	1,310,437
Noncurrent liabilities attributable to discontinued operation			835,695
Total liabilities	1,380,225	1,115,405	2,146,132
Stockholders equity (deficit)
Common stock, Class A voting shares, no par value, unlimited authorized, 18,382,500, 18,382,500 and 22,000,000 shares issued and outstanding, July 31, 2011, 2010 and 2009, respectively	147,297	147,297	437,637
Additional paid in capital	2,999,628	2,999,628	2,659,848
Deficit accumulated during the development stage	(4,525,727)	(4,253,532)	(3,560,200)
Accumulated other comprehensive income			17,322
Total stockholders equity (deficit) attributable to shareholders of Viosolar Inc.	(1,378,802)	(1,106,607)	(445,393)
Minority interest in subsidiaries			69,703
Total stockholders equity	(1,378,802)	(1,106,607)	(375,690)
Total liabilities and stockholders equity	$ 1,423	$ 8,798	$ 1,770,442